Investment Risks - ProShares CoinDesk 20 Crypto ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks●Investment Strategy Risk – The Fund seeks to provide investment results, before fees and expenses, that track the performance of the Index. The Fund does not invest directly in crypto assets. Investors seeking a direct investment in crypto assets should consider an investment other than the Fund. The performance of the Fund should not be expected to match the performance of spot investments in crypto assets.●Crypto Asset Market Volatility Risk – The prices of crypto assets have historically been highly volatile. The value of the Fund’s investments in derivative instruments that provide exposure to crypto assets – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.Trading prices of crypto assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certaincrypto assets over the course of 2021, and multiple market observers asserted that crypto assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. In recent periods crypto asset prices have continued to exhibit extreme volatility. Such volatility is expected to persist.Historically, the spot price movements of crypto assets generally have been correlated. The spot prices of crypto assets other than bitcoin historically have generally been more volatile than the spot prices of bitcoin (i.e., rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rise and falling more than bitcoin on days that the spot prices of bitcoin fall). There is no guarantee that this correlation will continue or that the spot prices of crypto assets will be dependent upon, or otherwise related to, each other or that the relative volatility spot prices of bitcoin and spot prices of other crypto assets will continue.●Bitcoin Risk – In addition to the risks applicable to all crypto assets, bitcoin is subject to unique and substantial risks related to its market and underlying network. The market for bitcoin, like all crypto assets, is subject to rapid price swings, changes and uncertainty. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures. If one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to execute extensive attacks, manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of bitcoin.●Ether Risk – In addition to the risks applicable to all crypto assets, ether is subject to unique and substantial risks related to its market and underlying network. The market for ether, like all crypto assets, is subject to rapid price swings, changes and uncertainty. Ether is subject to the risk of fraud, theft, manipulation or security failures. If one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether. Additionally, the Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that resulted in a permanent hard fork). Ether has also experienced intentional forks, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.●XRP Risk – In addition to the risks applicable to all crypto assets, XRP is subject to unique and substantial risks related to its market and underlying network. The market for XRP, like all crypto assets, is subject to rapid price swings, changes and uncertainty. XRP is subject to the risk of fraud, theft, manipulation or security failures. A network of independent validator nodes validate transactions on the XRP Ledger, a distributed ledger upon which XRP transactions are processed and settled. These nodes do not mine new blocks but instead participate in a consensus process to ensure transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Each node maintains a UNL, which is a list of other validators that the node trusts. For the consensus process to work, there needs to be some overlap in the UNLs across different nodes. If more than 20% of the validators on a server’s UNL disagree, the server stops validating new ledgers to avoid potential inconsistencies or attacks. If one or more malicious actors obtain control of greater than 20% of the validators on the XRP Ledger, those validators may cause the network to fail to reach a consensus and throw new transactions on the XRP Ledger into doubt. If a malicious actor took control of more than 80% of the validator nodes or the voting power on the most widely used UNLs, those validators would have the ability to manipulate the XRP Ledger, create and engage in invalid transactions, including by spending XRP that has already been spent, or by otherwise breaking the rules of the network. Additionally, the XRP network, including the code of smart contracts running on the XRP network, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork). A significant portion of XRP is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of XRP and these holders may have the ability to manipulate the price of XRP. For example, of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs Inc., a corporation incorporated and existing under the laws of Delaware (“Ripple Labs”) retained 20 billion XRP, and the remaining 80 billion XRP were originally allocated to Ripple Labs.●Solana (SOL) Risk – In addition to the risks applicable to all crypto assets, Solana (SOL) is subject to unique and substantial risks related to its market and underlying network.The market for Solana (SOL), like all crypto assets, is subject to rapid price swings, changes and uncertainty. Solana (SOL) is subject to the risk of fraud, theft, manipulation or security failures. Additionally, if one or a coordinated group of validators were to gain control of a significant proportion of staked Solana (SOL), they could (depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, cause a fork in the blockchain, manipulate the blockchain or double spend Solana (SOL). A significant portion of Solana (SOL) is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of Solana (SOL) and these holders may have the ability to manipulate the price of Solana (SOL). The Solana network has reportedly suffered multiple network outages including those arising from bugs (e.g., bugs in the propagation mechanism in 2020 and 2022, bugs leading to duplicate blocks in 2022, and bugs in the client software in 2024), security vulnerabilities (e.g., vulnerability in the client software in 2024), and denial of service and bot attacks (e.g., bot spamming and flooding in 2022, and a DDOS attack in 2021). The development of the Solana network is ongoing and future disruptions, outages, bugs, or other problems could have a material adverse effect on the value and volatility of Solana (SOL) and an investment in the Fund. Similarly, the client software implementation and wallets used by users and validators to access the Solana network or Solana (SOL) could suffer future disruptions, bugs, or other problems that could have a material adverse effect on the value of Solana (SOL) and an investment in the Fund. Additionally, the Solana blockchain’s protocol, including the code of smart contracts running on the Solana blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork). Solana (SOL) has also experienced intentional forks, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.●Crypto Asset Capacity Risk – If the Fund’s ability to obtain exposure to the Index is disrupted for any reason including, for example, limited counterparty availability, a disruption to the crypto asset market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Index will cause the Fund’s performance to deviate from the performance of Index. Additionally, the ability of the Fund to obtain exposure to the Index using certain derivatives is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.With respect to swap agreements, if the underlying reference asset has a dramatic intraday move that causes a material decline in the Fund’s assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Concentration Risk — The Fund has significant exposure to crypto assets. The Fund will allocate its investments to crypto assets to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries or asset classes. As of September 30, 2025, the Index was concentrated in bitcoin and focused in ether and XRP.
Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Crypto Assets Risk - Crypto assets are relatively new innovations and are subject to unique and substantial risks. The market for crypto assets are subject to rapid price swings, changes and uncertainty. A significant portion of the demand for crypto assets may be the result of speculation and consequently, the value of these assets has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation may artificially inflate or deflate the price of a crypto asset and increase volatility. In addition, the acceptance of crypto assets and the further development of their blockchains are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of either acceptance or development may adversely affect the price and liquidity of any crypto asset.Crypto assets are subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact the trading venues where investors buy and sell crypto assets. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, crypto trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote crypto assets in ways that may artificially increase their price). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, a number of crypto trading venues have been closed due to fraud, failure or security breaches. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Events that are not necessarily related to the security or utility of a particular crypto asset can cause a significant decline in the price of that crypto asset or all crypto assets (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).Legal or regulatory changes may negatively impact the operation of blockchains or restrict the use of crypto assets. For example, if any crypto asset were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in that crypto asset, trading may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (i.e., a change in a blockchain’s rules or protocol that results in a split into two separate networks) or a substantial giveaway of a crypto asset (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of a crypto asset. The realization of any of these risks could result in a decline in the acceptance of a crypto asset or all crypto assets and consequently a significant and unexpected decline in the value of the crypto assets held by the Fund and the Fund itself.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. If the Fund’s ability to obtain exposure to the Index consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to the Index will cause the Fund’s performance to deviate from its investment objective. Any costs associated with using derivatives will reduce the Fund’s return.
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. In particular, the Fund may enter into reverse repurchase agreements at or near its tax quarter-end. The cost of borrowing may reduce the Fund’s return during those periods. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.